The Prudential Insurance Company of America             Erin C. Schwerzmann
  Vice President, Corporate Counsel

  The Prudential Insurance Company
   of America
  280 Trumbull Street
  Hartford, CT 06103
  (860) 534-9177 fax: (860) 392-6307

  September 9, 2014

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:Union Security Insurance Company Variable Account C
(Registration No. 033-65243)

Ladies and Gentlemen:

In accordance with paragraph (j) of Rule 497 of the Securities Act of 1933, we certify that: (1) the form of Prospectus Supplement that would have been filed under paragraph (e) of Rule 497 would not have differed from that contained in the most recent amendment, and (2) the text of the most recent amendment has been filed electronically.

By:__/s/ Erin C. Schwerzmann
    Erin C. Schwerzmann
   Vice President, Corporate Counsel
   The Prudential Insurance Company of America

via EDGAR